Business Combination	6 Months Ended
Jun. 30, 2026
Schedule of Assets and Liabilities Recognized Acquisitions [Abstract]
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

The Company completed the acquisition of 100% of the issued share capital of MGAI Limited (“MGAI”) on March 11, 2026 for consideration of $300,000. At the acquisition date, MGAI held a 61.8489% equity interest in Shenzhen Muyan Education Technology Consulting Co., Ltd. The business acquired consists of AI-driven solutions for speech therapy and rehabilitation. MGAI and its subsidiaries offer a comprehensive ecosystem that includes proprietary AI-supported software, cloud-based SaaS tools, professional training systems, and integrated hardware solutions.

Details of the purchase consideration, net assets acquired and goodwill are as follows:

Amount
Purchase consideration:
Cash paid	$300,000
Total purchase consideration	$300,000

The Company has accounted for this acquisition in accordance with IFRS 3, which requires the assets acquired and the liabilities assumed to be measured at their fair value at the date of the acquisition.

The assets and liabilities recognized as a result of the acquisition are as follows:

Amount
Cash and cash equivalents	$54,112
Intangible assets, net	291,154
Inventories	4,492
Other current assets	658
Trade payables and other current liabilities	(139,203)
Accumulated other comprehensive loss	(4,593)
Net identifiable assets acquired	206,620

Less: non-controlling interest	(12,313)
Add: goodwill	105,693
$300,000

Goodwill arising from the acquisition of MGAI is primarily attributable to the anticipated synergies between MGAI’s AI technology and Guardforce AI’s existing service infrastructure, particularly in advancing the Company’s AI commercialization strategy. Goodwill recognized at acquisition date was $105,693. The carrying amount as at June 30, 2026 was $106,416 after foreign currency translation. Goodwill has been allocated to the AI&Robotics Solution segment. Goodwill is not tax deductible.

(i) Acquisition-related costs

Direct transaction costs are included in administrative expenses in profit or loss.

(ii) Non-controlling interest

The Company has chosen to recognize the non-controlling interest (NCI) at the proportionate share of the identifiable net asset. The amount of non-controlling interest recognized at the acquisition date is $12,313.

(iii) Revenue and profit contribution

MGAI contributed revenues of $200,056 and net profit of $42,503 to the Company for the period from March 11, 2026 to June 30, 2026. If the acquisition had occurred on January 1, 2026, consolidated revenue and consolidated net loss for the interim period would have been $18,294,478 and $3,129,221, respectively.